ADDITIONAL FINANCIAL INFORMATION OF THE PARENT COMPANY (Condensed Balance Sheet) (Parenthetical) (Details) - $ / shares	Dec. 31, 2016	Nov. 22, 2016	Dec. 31, 2015	Oct. 25, 2011	Jan. 29, 2008
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable ordinary shares, shares issued			20,070,375
Redeemable ordinary shares, shares outstanding			20,070,375
Ordinary shares, par value	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	7,000,000,000		7,000,000,000
Ordinary shares, shares issued	4,161,175,592		4,160,675,592
Ordinary shares, shares outstanding	4,161,175,592		4,160,675,592
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable ordinary shares, par value	$ 0.0001		$ 0.0001
Redeemable ordinary shares, shares issued	0		20,070,375
Redeemable ordinary shares, shares outstanding	0		20,070,375
Ordinary shares, par value	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	7,000,000,000		7,000,000,000
Ordinary shares, shares issued	4,161,175,592		4,160,675,592
Ordinary shares, shares outstanding	4,161,175,592		4,160,675,592